Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations [Abstract]
Amount of assets and liabilities consolidated at the effective acquisition date
The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
Contracted concessional assets (Note 6)	163,064
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	29,998
Non-current Project debt (Note 15)	(149,585)
Current Project debt (Note 15)	(8,680)
Other current and non-current liabilities	(4,881)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2019
Concessional assets (Note 6)	28,738
Current assets	1,503
Deferred tax liabilities (Note 18)	(2,539)
Other current and non-current liabilities	(1,512)
Total net assets acquired at fair value	26,190
Asset acquisition - purchase price	(26,190)
Net result of business combinations	-